AXS Multi-Strategy Alternatives Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 45.0%
	AGRICULTURE — 1.6%
3,215	Archer-Daniels-Midland Co.	$298,513
	AUTO MANUFACTURERS — 3.3%
420	Cummins, Inc.	101,762
1,510	PACCAR, Inc.	149,445
2,875	Tesla, Inc.*	354,142
		605,349
	AUTO PARTS & EQUIPMENT — 1.6%
7,510	BorgWarner, Inc.	302,278
	BANKS — 1.2%
4,300	Regions Financial Corp.	92,708
935	Western Alliance Bancorp	55,689
1,460	Zions Bancorp N.A.	71,773
		220,170
	BEVERAGES — 2.1%
2,170	PepsiCo, Inc.	392,032
	BIOTECHNOLOGY — 1.6%
2,165	Gilead Sciences, Inc.	185,866
1,335	Incyte Corp.*	107,227
		293,093
	BUILDING MATERIALS — 0.2%
565	Builders FirstSource, Inc.*	36,657
	CHEMICALS — 0.3%
1,130	Olin Corp.	59,822
	COMMERCIAL SERVICES — 1.0%
465	Automatic Data Processing, Inc.	111,070
150	Avis Budget Group, Inc.*	24,590
115	United Rentals, Inc.*	40,873
		176,533
	COMPUTERS — 3.0%
1,470	Apple, Inc.	190,997
9,505	Hewlett Packard Enterprise Co.	151,700
6,445	Western Digital Corp.*	203,340
		546,037
	DIVERSIFIED FINANCIAL SERVICES — 1.8%
735	Capital One Financial Corp.	68,326

AXS Multi-Strategy Alternatives Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	DIVERSIFIED FINANCIAL SERVICES (Continued)
5,755	Franklin Resources, Inc.	$151,817
3,130	Jefferies Financial Group, Inc.	107,296
		327,439
	ELECTRONICS — 1.3%
1,305	Garmin Ltd.[1]	120,438
570	Honeywell International, Inc.	122,151
		242,589
	FOOD — 0.6%
2,635	Kroger Co.	117,468
	HEALTHCARE-PRODUCTS — 0.6%
415	Intuitive Surgical, Inc.*	110,120
	HEALTHCARE-SERVICES — 0.8%
1,900	Centene Corp.*	155,819
	INSURANCE — 3.6%
2,735	American International Group, Inc.	172,961
460	Everest Re Group Ltd.[1]	152,384
4,360	Hartford Financial Services Group, Inc.	330,619
		655,964
	INTERNET — 1.7%
1,730	Meta Platforms, Inc. - Class A*	208,188
360	Netflix, Inc.*	106,157
		314,345
	IRON/STEEL — 1.1%
1,955	Cleveland-Cliffs, Inc.*	31,495
410	Nucor Corp.	54,042
715	Steel Dynamics, Inc.	69,855
1,675	United States Steel Corp.	41,959
		197,351
	MACHINERY-DIVERSIFIED — 0.3%
140	Deere & Co.	60,026
	MEDIA — 0.8%
10,315	DISH Network Corp. - Class A*	144,823
	MISCELLANEOUS MANUFACTURING — 1.6%
1,155	3M Co.	138,508

 AXS Multi-Strategy Alternatives Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	MISCELLANEOUS MANUFACTURING (Continued)
2,100	Textron, Inc.	$148,680
		287,188
	OIL & GAS — 3.4%
2,500	APA Corp.	116,700
1,185	ConocoPhillips	139,830
1,695	Devon Energy Corp.	104,260
1,025	EOG Resources, Inc.	132,758
4,820	Marathon Oil Corp.	130,477
		624,025
	PACKAGING & CONTAINERS — 0.8%
4,295	Westrock Co.	151,012
	PHARMACEUTICALS — 0.8%
1,575	CVS Health Corp.	146,774
	RETAIL — 1.7%
3,700	Bath & Body Works, Inc.	155,918
1,865	Best Buy Co., Inc.	149,592
		305,510
	SEMICONDUCTORS — 3.0%
1,965	NVIDIA Corp.	287,165
1,615	Skyworks Solutions, Inc.	147,175
670	Texas Instruments, Inc.	110,698
		545,038
	SOFTWARE — 3.5%
1,680	Electronic Arts, Inc.	205,262
285	Intuit, Inc.	110,928
1,390	Microsoft Corp.	333,350
		649,540
	TELECOMMUNICATIONS — 1.7%
8,040	AT&T, Inc.	148,016
5,285	Juniper Networks, Inc.	168,909
		316,925
	TOTAL COMMON STOCKS
	(Cost $8,543,548)	8,282,440
	EXCHANGE-TRADED FUNDS — 46.2%
3,525	Aberdeen Bloomberg All Commodity Strategy K-1 Free ETF - ETF	77,761
3,070	Aberdeen Physical Palladium Shares ETF - ETF*	506,888
12,375	Energy Select Sector SPDR Fund - ETF	1,082,441

AXS Multi-Strategy Alternatives Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2022 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS (Continued)
25,025	Financial Select Sector SPDR Fund - ETF	$855,855
1,200	Invesco KBW Bank ETF - ETF	61,944
5,700	Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF - ETF	84,246
11,000	iShares 3-7 Year Treasury Bond ETF - ETF	1,263,790
4,156	iShares 7-10 Year Treasury Bond ETF - ETF	398,062
17,273	iShares MSCI Australia ETF - ETF	383,979
10,699	iShares MSCI Canada ETF - ETF	350,178
1,248	iShares MSCI China ETF - ETF	59,280
19,039	iShares MSCI Emerging Markets ETF - ETF	721,578
4,218	iShares MSCI France ETF - ETF	139,700
11,906	iShares MSCI Japan ETF - ETF	648,163
1,239	iShares MSCI Mexico ETF - ETF	61,269
8,703	iShares MSCI Pacific ex Japan ETF - ETF	372,401
1,350	iShares MSCI South Africa ETF - ETF	57,253
947	iShares MSCI South Korea ETF - ETF	53,487
1,133	iShares MSCI Taiwan ETF - ETF	45,501
25,397	iShares MSCI United Kingdom ETF - ETF	778,672
955	iShares U.S. Home Construction ETF - ETF	57,878
585	VanEck Agribusiness ETF - ETF	50,216
6,377	Vanguard Long-Term Treasury ETF - ETF	392,951
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $8,895,259)	8,503,493
	SHORT-TERM INVESTMENTS — 8.1%
1,495,601	Fidelity Investments Money Market Government Portfolio - Class I, 4.00%[2,3]	1,495,601
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,495,601)	1,495,601
	TOTAL INVESTMENTS — 99.3%
	(Cost $18,934,408)	18,281,534
	Other Assets in Excess of Liabilities — 0.7%	126,043
	TOTAL NET ASSETS — 100.0%	$18,407,577

ETF – Exchange-Traded Fund

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	All or a portion of this security is segregated as collateral for swap agreement. As of December 31, 2022, the aggregate value of those securities was $1,293,522, representing 7.0% of net assets.
[3]	The rate is the annualized seven-day yield at period end.

AXS Multi-Strategy Alternatives Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2022 (Unaudited)

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

Counterparty	Reference Entity	Pay/Receive Equity on Reference Entity	Financing Rate	Pay/Receive Frequency	Termination Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Cowen	Cowen Financial Product - AXS Multi-Strat Short	Pay	3.32% (OBRF01* - Spread)	Monthly	8/31/2023	(2,334,173)	-	$181,928
TOTAL EQUITY SWAP CONTRACTS								$181,928

*	OBFR01 - Overnight Bank Funding Rate, 4.32% as of December 31, 2022.

Equity Swap Top 50 Holdings^

Cowen Financial Product - AXS Multi-Strat Short	EQUITIES

Number of Shares	Description	Notional Value	Percentage of Equity Swap's Notional Amount
(3,525)	Invesco S&P 500 Equal Weight ETF	$(497,906)	21.33%
(3,130)	Invesco S&P 500 Pure Growth ETF	(474,539)	20.33%
(2,760)	iShares S&P 100 ETF	(470,774)	20.17%
(1,675)	Invesco QQQ Trust Series 1 ETF	(446,019)	19.11%
(5,655)	First Trust US Equity Opportunities ETF	(444,935)	19.06%

^	These investments are not direct holdings of the Fund. The holdings were determined based on the absolute notional values of the positions within the underlying swap basket. This basket contains only 5 investments.